Loss Per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Line Items]
Basic weighted average shares outstanding	1,177,693,383	1,177,693,383	1,177,693,383	1,177,693,383
Dilutive weighted average shares outstanding	1,177,693,383	1,177,693,383	1,177,693,383	1,177,693,383
Loss per common share (basic and diluted)	$ 0.00	$ 0.01	$ 0.01	$ 0.01